Related Party Transactions (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Sep. 14, 2021	Sep. 13, 2021	Aug. 21, 2021	Mar. 24, 2021	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 13, 2022	Mar. 31, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services									$ 158,000		$ 205,000	$ 122,000
Stock issued during period, shares, new issues								425,001	263,646		120,000,000	35,000
Debt instrument, face amount		$ 5,265,000						$ 8,515,000		$ 4,403,000	$ 5,265,000	$ 4,403,000
Maximum borrowing capacity															$ 1,000,000.0
First Light Acquisition Group Inc [Member]
Related Party Transaction [Line Items]
Interest payable, current		7,719						143,589			7,719
Derivative liability, current		32,865						273,448			32,865
Fair value of consulting services recognized as financing expense							$ 360,000
Proceeds from related party debt								722,500		188,804	1,257,500
First Light Acquisition Group Inc [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 1,490,000	$ 905,000						$ 1,490,000			905,000
First Light Acquisition Group Inc [Member] | Promissory Note [Member] | Interest Rate At Fifty Percent [Member]
Related Party Transaction [Line Items]
Debt instrument percentage of accrued interest	50.00%	50.00%						50.00%
Interest payable, current		$ 7,719						$ 143,589			7,719
First Light Acquisition Group Inc [Member] | Promissory Note [Member] | Interest Rate At Hundred Percent [Member]
Related Party Transaction [Line Items]
Debt instrument percentage of accrued interest	100.00%	100.00%
Cumulative amount drawn		$ 767,500						1,490,000			767,500
Derivative liability, current		32,865						273,448			32,865
Common Class A [Member] | First Light Acquisition Group Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues					5,000,000
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Due to related parties, current		$ 0								0	$ 0	0
Debt instrument, convertible, conversion price		$ 1.50									$ 1.50
Debt instrument, convertible, carrying amount of equity component		$ 1,500,000									$ 1,500,000
Bank overdrafts		0								$ 0	0	$ 0
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 10,000
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount														$ 300,000
Debt instrument forgiveness								490,000
Cancellation of promissory notes								490,000
Proceeds from related party debt			$ 188,804
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Extension Loans [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity								$ 4,600,000
Debt instrument, convertible, conversion price								$ 1.50
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Due to related parties, current		$ 0						$ 0			$ 0
Sponsor [Member] | First Light Acquisition Group Inc [Member] | Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 10,000
Sponsor [Member] | Common Class B [Member] | First Light Acquisition Group Inc [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price per share		$ 12.00									$ 12.00
Sponsor [Member] | Common Class A [Member] | First Light Acquisition Group Inc [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price per share								$ 12.00
Number of consecutive trading days for determining share price										20 days
Number of consecutive trading days for determining share price										30 days
Threshold number of trading days for determining share price from date of business combination						120 days				120 days
Number of trading days for determining share price										30 days
Anchor Investor [Member] | First Light Acquisition Group Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services						1,452,654
Sponsor and Metric [Member] | First Light Acquisition Group Inc [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount													$ 490,000
Due to related parties, current		$ 490,000						$ 0			$ 490,000
Founder Shares [Member] | Common Class B [Member] | First Light Acquisition Group Inc [Member]
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding						20.00%
Founder Shares [Member] | Sponsor [Member] | First Light Acquisition Group Inc [Member] | Two Third Party Investors [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services							850,000
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member] | First Light Acquisition Group Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services						$ 5,750,000
Stock issued during period, shares, new issues						25,000
Founder Shares [Member] | Anchor Investor [Member] | First Light Acquisition Group Inc [Member] | Two Third Party Investors [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, issued for services							850,000